Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Accounts Receivables [line items]
Less provision for expected credit losses	$ (46,324)	$ (42,001)	$ (12,430)
Total	232,835	256,291
Net current	229,917	233,722
Net non-current	2,918	22,569
Gross Carrying Amount [member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade	130,009	222,694
Employee advances	3,835	3,267
Other	145,315	72,331
Total	$ 279,159	$ 298,292